Short-Term Investments - Schedule of Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Short-Term Investments [Line Items]
Short-term investments	¥ 36,872	$ 5,434	¥ 4,255
Short-term investments [Member]
Schedule of Short-Term Investments [Line Items]
Short-term investments	¥ 36,872		¥ 4,255